Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Shares [Member]
Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive effect	0		16,729,811
Employee Stock Option [Member]
Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive effect	372,273	1,051,152	2,263,775